Consolidated income statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023
Profit (loss) [abstract]
Turnover		€ 50,503	€ 52,479		€ 51,680	[1]
Operating profit		9,037	8,829	[2]	8,998	[1],[2]
(Loss)/gain on disposal of group companies	[3]	(36)	(229)		491	[1]
Net finance costs		(503)	(520)		(409)	[1]
Pensions and similar obligations		123	83		121	[1]
Finance income		398	391		393	[1]
Finance costs		(1,024)	(994)		(922)	[1]
Net monetary loss arising from hyperinflationary economies		(68)	(201)	[2]	(169)	[1],[2]
Share of net profit of joint ventures and associates		245	250		228	[1]
Other income/(loss) from non-current investments and associates		(17)	13		(22)	[1]
Profit before taxation from continuing operations		8,693	8,371		8,627	[1]
Taxation		(2,481)	(2,332)		(1,990)	[1]
Net profit from continuing operations		6,213	6,039	[2]	6,637	[1],[2]
Profit after taxation from discontinued operations		425	330		503	[1]
Gain on disposal of discontinued operations		3,373	0		0	[1]
Net profit from discontinued operations		3,798	330		503	[1]
Total net profit		10,011	6,369		7,140	[4]
Attributable to:
Non-controlling interests		542	625		653	[1]
Shareholders’ equity		9,469	5,744		6,487	[1]
Total profit attributable to shareholders’ equity arises from:
Continuing operations		5,682	5,430		6,002	[1]
Discontinued operations		3,787	314		485	[1]
Total profit attributable to non-controlling interests arises from:
Continuing operations		531	609		635	[1]
Non-controlling interests		€ 11	€ 16		€ 18	[1]
Basic earnings per share (€)
Basic earnings per share (in euros per share)		€ 4.33	€ 2.59		€ 2.90	[1]
Basic earnings per share from continuing operations (in euros per share)		2.60	2.45		2.68	[1]
Basic earnings per share from discontinued operations (in euros per share)		1.73	0.14		0.22	[1]
Diluted earnings per share (€)
Diluted earnings per share (in euros per share)		4.32	2.58		2.89	[1]
Diluted earnings per share from continuing operations (in euros per share)		2.59	2.44		2.67	[1]
Diluted earnings per share from discontinued operations (in euros per share)		€ 1.73	€ 0.14		€ 0.22	[1]

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
[2]	The 2024 and 2023 comparatives have been re-presented to reflect the demerger of our Ice Cream business (see note 21).
[3]	2024 net loss arises from the disposals of our Russian business, Elida Beauty, Pureit and Qinyuan. 2023 includes a gain of €497 million related to the disposal of Suave.
[4]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).